UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Client Servicing
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	04/19/2011
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     2011   594796 SH       SOLE                   594796
ACKERMANS                      FE               BE0003764      974    10064 SH       SOLE                    10064
AD PEPPER MEDIA                FE               NL0000238       99    40000 SH       SOLE                    40000
AMER SPORTS OYJ NPV            FE               F10008809      721    56000 SH       SOLE                    56000
AMPLIFON SPA                   FE               IT0004056      122    20000 SH       SOLE                    20000
ANSALDO STS SPA                FE               IT0003977     1198    81600 SH       SOLE                    81600
ARYZTA AG                      FE               CH0043238     1389    27026 SH       SOLE                    27026
BABCOCK INTL GROUP             FE               GB0009697      892    89517 SH       SOLE                    89517
BARRY CALLEBAUTN               FE               CH0009002     1347     1640 SH       SOLE                     1640
BILFINGER BERGER AG            FE               DE0005909     2094    24040 SH       SOLE                    24040
BOURBON                        FE               FR0004548      136     2860 SH       SOLE                     2860
C&C GROUP ORD                  FE               IE00B010D     1947   430000 SH       SOLE                   430000
CHARTER PLC                    FE               GB0001882     1568   121000 SH       SOLE                   121000
DCC PLC                        FE               IE0002424      115     3600 SH       SOLE                     3600
EBRO PULEVA SA                 FE               ES0112501      989    42000 SH       SOLE                    42000
ELEXIS                         FE               DE0005085      813    43704 SH       SOLE                    43704
FLSMIDTH AND CO                FE               DK0010234     1408    16500 SH       SOLE                    16500
GATE GROUP HOLDING AG          FE               CH0100185     1097    20750 SH       SOLE                    20750
GEOX SPA                       FE               IT0003697     1021   162000 SH       SOLE                   162000
GERRY WEBER INTERNATIONAL      FE               DE0003304      142     2425 SH       SOLE                     2425
GOALS SOCCER CENTRES           FE               GB00B0486       62    30000 SH       SOLE                    30000
GRAFTON GRP PLC                FE               1E00B00MZ      644   137000 SH       SOLE                   137000
HELLENIC EXCHANGES             FE               GRS395363      594    67427 SH       SOLE                    67427
HIQ INTERNATIONAL AB           FE               SE0000461      127    21000 SH       SOLE                    21000
IFG GROUP PLC                  FE               IE0002325      108    55857 SH       SOLE                    55857
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      665   301700 SH       SOLE                   301700
INDRA SISTEMAS -A-             FE               ES0118594      650    32346 SH       SOLE                    32346
INTERMEDIATE CAPITAL GROUP     FE               GB0004564      105    20000 SH       SOLE                    20000
IPSOS                          FE               FR0000073     1832    37326 SH       SOLE                    37326
KARDEX                         FE               CH0018263      616    22900 SH       SOLE                    22900
KLOECKNER & CO N               FE               DE000KC01     2068    61571 SH       SOLE                    61571
KLOECKNER & CO SE              FE               DE000KC01      334    10000 SH       SOLE                    10000
LAMPRELL                       FE               GB00B1CL5     2054   363444 SH       SOLE                   363444
LEONI AG                       FE               DE0005408     2670    62400 SH       SOLE                    62400
LOOMIS AB B                    FE               SE0002683      984    62000 SH       SOLE                    62000
NKT HOLDING                    FE               DK0010287     1314    22367 SH       SOLE                    22367
NUMIS                          FE               GB00B05M6       38    20231 SH       SOLE                    20231
RAMIRENT OYJ                   FE               FI0009007     1818   110402 SH       SOLE                   110402
RATIONAL AG                    FE               DE0007010     1550     6500 SH       SOLE                     6500
RAYSEARCH LABORATORIES         FE               SE0000135      130    23000 SH       SOLE                    23000
SHANKS GROUP                   FE               GB0007995     1354   739686 SH       SOLE                   739686
SONOVA                         FE               CH0012549      806     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544     1426   510000 SH       SOLE                   510000
SPECTRIS                       FE               GB0003308     1558    71287 SH       SOLE                    71287
SUESS MICROTEC                 FE               DE0007226      203    12000 SH       SOLE                    12000
SWISS NATIONAL INSURANCE       FE               CH0010811     1279    32025 SH       SOLE                    32025
TELEPERFORMANCE                FE               FR0000051     1248    33042 SH       SOLE                    33042
TEN CATE                       FE               NL0000375     1372    33400 SH       SOLE                    33400
TREVI FIN IND                  FE               IT0001351     1073    79905 SH       SOLE                    79905
TUBACEX                        FE               ES0132945      552   133600 SH       SOLE                   133600
TULLETT PREBON                 FE               GB00B1H0D     1133   172583 SH       SOLE                   172583
TULLOW OIL                     FE               GB0001500     1581    68102 SH       SOLE                    68102
WARTSILA OYJ-B SHARES          FE               FI0009003     1617    41338 SH       SOLE                    41338
WEIR GROUP                     FE               GB0009465     1793    64600 SH       SOLE                    64600
WINCOR NIXDORF                 FE               DE000A0CA     1197    14778 SH       SOLE                    14778
ZUMTOBEL                       FE               AT0000837     1161    33914 SH       SOLE                    33914

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 57774   X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE